UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund

Fidelity® Tax-Exempt Money Market Fund

Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/19
1 - 7	68.1
8 - 30	7.1
31 - 60	5.8
61 - 90	4.3
91 - 180	11.0
> 180	3.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2019
U.S. Treasury Debt	34.1%
Repurchase Agreements	66.5%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/19
Capital Reserves Class	0.96%
Daily Money Class	1.21%
Advisor C Class	0.47%
Fidelity® Treasury Money Market Fund	1.49%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2019, the most recent period shown in the table, would have been 0.95% for Capital Reserves Class and 1.20% for Daily Money Class .

Fidelity® Treasury Money Market Fund

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 34.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 34.1%
U.S. Treasury Bills
11/5/19 to 8/13/20	1.65 to 2.43%	$3,689,797	$3,674,911
U.S. Treasury Notes
11/15/19 to 10/31/21	1.61 to 2.07 (b)	2,602,000	2,601,458
TOTAL U.S. TREASURY DEBT
(Cost $6,276,369)			6,276,369

U.S. Treasury Repurchase Agreement - 66.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.73% dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations) #	$2,436,315	$2,436,198
1.73% dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations) #	52,537	52,534
With:
BMO Capital Markets Corp. at:
1.71%, dated 10/28/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,433,252, 2.25%, 2/15/27)	18,026	18,000
1.79%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $36,940,521, 1.50% - 3.13%, 7/31/20 - 5/15/48)	36,068	36,000
BMO Harris Bank NA at:
1.69%, dated 10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,780,246, 3.00% - 3.63%, 8/15/43 - 5/15/45)	18,062	18,000
1.83%, dated 10/11/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $98,366,245, 2.13%, 8/15/21)	96,161	96,000
BNP Paribas, SA at:
1.71%, dated:
10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,802,640, 1.88% - 4.38%, 8/15/25 - 11/15/46)	27,077	27,000
10/28/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $388,100,993, 0.00% - 4.50%, 11/7/19 - 5/15/49)	380,542	380,000
1.73%, dated 10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,549,318, 1.88% - 5.25%, 6/30/26 - 11/15/28)	27,040	27,000
1.74%, dated:
10/23/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $64,288,985, 1.38% - 8.13%, 3/15/20 - 8/15/46)	63,091	63,000
10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,367,068, 1.38% - 6.63%, 7/31/26 - 2/15/46)	18,006	18,000
1.8%, dated 10/15/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $62,655,133, 2.50% - 4.38%, 1/31/26 - 5/15/47)	61,092	61,000
1.83%, dated:
10/10/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $57,282,954, 2.00% - 7.50%, 11/15/24 - 8/15/46)	56,094	56,000
10/11/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $245,231,461, 0.00% - 7.50%, 11/7/19 - 5/15/48)	240,403	240,000
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,822,050, 1.63% - 4.38%, 1/31/21 - 11/15/46)	37,057	37,000
1.9%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $19,409,737, 1.75% - 4.25%, 1/31/23 - 8/15/45)	19,032	19,000
2%, dated:
8/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $22,532,015, 1.25% - 4.75%, 8/31/20 - 5/15/48)	22,112	22,000
9/5/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,897,041, 1.38% - 4.38%, 4/30/21 - 5/15/48)	38,186	38,000
9/13/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $49,258,443, 2.13% - 6.63%, 1/31/23 - 2/15/46)	48,240	48,000
9/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $43,976,032, 1.50% - 5.00%, 1/31/23 - 8/15/46)	43,217	43,000
9/19/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $225,970,689, 1.38% - 6.63%, 4/30/21 - 8/15/47)	222,105	221,000
2.01%, dated:
9/6/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $101,821,097, 1.88% - 6.63%, 1/31/23 - 8/15/47)	99,481	99,000
9/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $44,378,161, 0.00% - 3.38%, 11/7/19 - 2/15/49)	43,144	43,000
9/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $46,131,957, 1.38% - 5.00%, 8/31/26 - 8/15/46)	45,226	45,000
2.02%, dated 9/9/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,437,709, 1.25% - 2.75%, 4/30/21 - 11/15/42)	19,064	19,000
BofA Securities, Inc. at 1.75%, dated 10/22/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,368,976, 1.88%, 1/31/22)	18,027	18,000
CIBC Bank U.S.A. at:
1.63%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,102,819, 1.75% - 3.63%, 12/31/20 - 11/15/46)	55,105	55,000
1.77%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,669,915, 1.63% - 3.63%, 12/15/20 - 11/15/46)	32,049	32,000
1.8%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,191,094, 1.63% - 3.13%, 9/30/21 - 8/15/44)	9,027	9,000
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,192,068, 1.63% - 4.75%, 9/30/21 - 11/15/46)	9,014	9,000
1.85%, dated 10/16/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $38,028,349, 1.63% - 3.63%, 12/31/20 - 2/15/47)	37,040	37,000
Commerz Markets LLC at:
1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,781,830, 1.13% - 2.38%, 4/30/20 - 7/31/24)	39,013	39,000
1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $80,587,756, 1.38% - 2.75%, 12/15/21 - 5/31/24)	79,027	79,000
1.76%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $48,025,705, 1.13% - 3.00%, 4/30/20 - 2/15/47)	47,016	47,000
1.8%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $196,869,920, 1.50% - 2.88%, 7/31/20 - 8/15/27)	193,010	193,000
1.91%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $40,815,299, 0.00% - 3.00%, 4/30/20 - 2/15/47)	40,015	40,000
Credit AG at:
1.64%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,741,747, 1.50%, 10/31/21)	37,012	37,000
1.76%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $75,520,658, 1.50%, 10/31/21)	74,112	74,000
1.8%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,770,219, 1.50%, 10/31/21)	37,061	37,000
1.86%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $18,366,706, 1.50%, 10/31/21)	18,007	18,000
Credit Suisse AG, New York at 1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,049,027 1.13% - 6.13%, 7/31/21 - 2/15/44)	1,000,048	1,000,000
Deutsche Bank AG, New York at:
1.72%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $57,685,531, 3.63%, 2/15/44)	56,019	56,000
1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $98,884,840, 3.00% - 3.63%, 2/15/44 - 5/15/45)	96,005	96,000
Deutsche Bank Securities, Inc. at 1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $5,150,306, 2.75%, 8/15/47)	5,000	5,000
DNB Bank ASA at 1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $767,076,952, 1.88% - 2.75%, 2/28/22 - 8/15/25)	752,036	752,000
Fixed Income Clearing Corp. - BNYM at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $750,720,005, 3.00% - 3.38%, 10/31/25 - 5/15/44)	736,036	736,000
Goldman Sachs & Co. at 1.7%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $676,323,956, 1.75% - 4.50%, 1/31/21 - 5/15/38)	663,219	663,000
HSBC Securities, Inc. at:
1.71%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $41,823,988, 0.00% - 2.13%, 11/7/19 - 3/31/24)	41,014	41,000
1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $20,449,884, 2.38%, 3/15/21)	20,001	20,000
ING Financial Markets LLC at:
1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $37,763,257, 1.38% - 1.75%, 10/31/20 - 6/30/23)	37,002	37,000
1.84%, dated 10/22/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $11,225,789, 0.00% - 7.50%, 1/2/20 - 2/15/39)	11,008	11,000
Lloyds Bank Corp. Markets PLC at 1.7%, dated:
11/4/19 due 1/8/20(c)	15,046	15,000
Lloyds Bank PLC at:
1.76%, dated 10/28/19 due 12/20/19 (Collateralized by U.S. Treasury Obligations valued at $18,357,410, 1.75% - 6.00%, 11/15/20 - 2/15/26)	18,047	18,000
1.77%, dated 10/25/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $18,364,806, 6.00% - 6.75%, 2/15/26 - 8/15/26)	18,046	18,000
1.81%, dated:
10/17/19 due 12/17/19 (Collateralized by U.S. Treasury Obligations valued at $19,396,761, 3.00% - 6.00%, 9/30/25 - 2/15/26)	19,058	19,000
10/22/19 due 11/22/19 (Collateralized by U.S. Treasury Obligations valued at $19,386,361, 6.00%, 2/15/26)	19,030	19,000
1.84%, dated 10/18/19 due 11/18/19 (Collateralized by U.S. Treasury Obligations valued at $19,390,794, 2.63% - 6.00%, 5/15/21 - 2/15/26)	19,030	19,000
1.86%, dated 10/11/19 due 12/11/19 (Collateralized by U.S. Treasury Obligations valued at $9,208,617, 6.00%, 2/15/26)	9,028	9,000
2%, dated 9/20/19 due 11/20/19 (Collateralized by U.S. Treasury Obligations valued at $8,196,487, 6.00%, 2/15/26)	8,027	8,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,186,656, 1.50% - 5.25%, 1/31/24 - 5/15/44)	9,014	9,000
Mizuho Securities U.S.A., Inc. at 1.72%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $240,527,132, 2.75%, 6/30/25)	236,011	236,000
Morgan Stanley & Co., LLC at 1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $145,867,078, 1.63% - 3.13%, 5/15/27 - 2/15/47)	143,007	143,000
MUFG Securities (Canada), Ltd. at:
1.64%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,360,897, 1.75% - 2.88%, 6/30/22 - 7/31/25)	18,006	18,000
1.87%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $29,590,856, 1.50% - 2.88%, 7/31/21 - 5/31/26)	29,011	29,000
MUFG Securities EMEA PLC at:
1.62%, dated:
11/1/19 due 11/6/19(c)	20,005	20,000
11/1/19 due 11/7/19(c)	14,004	14,000
11/1/19 due 11/6/19(c)	37,053	37,000
1.67%, dated 10/30/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $288,589,242, 1.88% - 2.13%, 12/15/20 - 8/15/21)	283,433	283,000
1.69%, dated 10/29/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $22,439,648, 1.63% - 2.63%, 6/15/21 - 2/15/26)	22,014	22,000
1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $114,224,622, 1.63% - 2.88%, 10/31/23 - 8/15/28)	112,005	112,000
1.78%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $44,895,906, 1.25% - 2.00%, 3/31/21 - 7/31/22)	44,067	44,000
1.81%, dated 10/25/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,205,507, 1.50% - 2.00%, 8/31/21 - 7/31/22)	10,006	10,000
1.82%, dated:
10/10/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,561,394, 2.00% - 2.75%, 7/31/22 - 8/31/23)	27,045	27,000
10/21/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $17,344,775, 2.00% - 2.88%, 7/31/22 - 11/30/25)	17,012	17,000
1.83%, dated 10/25/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $11,220,706, 2.00% - 2.88%, 7/31/22 - 5/31/25)	11,006	11,000
1.84%, dated:
10/18/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $46,941,919, 2.00% - 2.63%, 7/31/22 - 12/31/25)	46,045	46,000
10/23/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $19,382,374, 2.00%, 7/31/22 - 5/31/24)	19,012	19,000
1.86%, dated 10/4/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $50,035,897, 1.63% - 2.88%, 10/15/21 - 5/15/25)	49,084	49,000
1.87%, dated 10/29/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $15,303,143, 1.13% - 2.63%, 8/15/20 - 4/15/21)	15,002	15,000
1.88%, dated 10/21/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $44,892,778, 1.25% - 2.75%, 8/15/20 - 12/31/23)	44,025	44,000
1.89%, dated 10/23/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $20,403,052, 2.00% - 2.63%, 8/15/20 - 2/15/23)	20,009	20,000
1.9%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $29,580,949, 2.63% - 2.88%, 8/15/20 - 11/30/23)	29,011	29,000
Natixis SA at:
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,786,393, 1.13% - 2.88%, 10/31/20 - 7/31/26)	37,059	37,000
1.86%, dated 10/18/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $38,788,043, 1.25% - 2.88%, 2/28/21 - 7/31/26)	38,027	38,000
1.88%, dated 10/4/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $108,278,101, 0.00% - 8.00%, 11/21/19 - 10/31/26)	106,177	106,000
1.89%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $38,830,967, 0.00% - 8.00%, 11/21/19 - 11/15/46)	38,064	38,000
1.91%, dated 10/2/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $37,800,159, 1.13% - 2.88%, 8/31/20 - 2/15/29)	37,059	37,000
1.92%, dated 10/1/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $18,459,182, 0.00% - 8.00%, 11/21/19 - 5/15/48)	18,030	18,000
Nomura Securities International, Inc. at 1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $201,282,447, 1.25% - 6.75%, 8/31/20 - 5/15/48)	197,063	197,000
Norinchukin Bank at:
1.78%, dated 10/24/19 due 1/24/20 (Collateralized by U.S. Treasury Obligations valued at $9,273,242, 2.25%, 8/15/49)	9,041	9,000
1.8%, dated:
10/17/19 due 1/21/20 (Collateralized by U.S. Treasury Obligations valued at $8,165,923, 1.50% - 2.25%, 8/15/26 - 8/15/49)	8,038	8,000
10/18/19 due 1/22/20 (Collateralized by U.S. Treasury Obligations valued at $19,392,989, 1.50% - 2.25%, 8/15/26 - 8/15/49)	19,091	19,000
2.03%, dated 9/24/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $19,422,251, 1.50% - 2.25%, 8/15/26 - 8/15/49)	19,089	19,000
2.07%, dated:
9/5/19 due 12/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,652,243, 2.25% - 8.50%, 2/15/20 - 8/15/49)	28,147	28,000
9/9/19 due 12/9/19 (Collateralized by U.S. Treasury Obligations valued at $19,439,706, 1.50% - 2.25%, 8/15/26 - 8/15/49)	19,099	19,000
9/18/19 due 12/18/19 (Collateralized by U.S. Treasury Obligations valued at $19,429,694, 1.50% - 2.25%, 8/15/26 - 8/15/49)	19,099	19,000
2.09%, dated 8/20/19 due 11/22/19 (Collateralized by U.S. Treasury Obligations valued at $19,461,069, 2.25% - 2.63%, 11/15/20 - 8/15/49)	19,104	19,000
2.1%, dated 8/16/19 due 11/19/19 (Collateralized by U.S. Treasury Obligations valued at $9,221,564, 1.50% - 2.25%, 8/15/26 - 8/15/49)	9,050	9,000
RBC Dominion Securities at:
1.65%, dated 10/23/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,386,347, 1.13% - 6.00%, 9/30/21 - 2/15/49)	60,253	60,000
1.68%, dated:
10/22/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,234,528, 1.13% - 6.50%, 3/31/20 - 2/15/49)	55,159	55,000
10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,441,490, 1.13% - 6.00%, 9/30/21 - 8/15/48)	18,075	18,000
1.8%, dated:
10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,433,537, 0.00% - 6.50%, 11/7/19 - 2/15/49)	19,059	19,000
10/24/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $29,686,603, 1.50% - 6.50%, 5/31/20 - 8/15/49)	29,020	29,000
2%, dated 8/16/19 due 11/7/19
(Collateralized by U.S. Treasury Obligations valued at $19,464,711, 1.50% - 6.50%, 9/30/21 - 5/15/47)	19,096	19,000
(Collateralized by U.S. Treasury Obligations valued at $19,463,091, 2.50% - 6.50%, 2/15/26 - 11/15/46)	19,099	19,000
2.01%, dated 8/15/19 due 11/7/19
(Collateralized by U.S. Treasury Obligations valued at $18,440,522, 0.00% - 8.75%, 11/7/19 - 2/15/49)	18,090	18,000
(Collateralized by U.S. Treasury Obligations valued at $18,538,502, 1.13% - 6.50%, 9/30/21 - 2/15/45)	18,091	18,000
(Collateralized by U.S. Treasury Obligations valued at $28,685,141, 1.13% - 6.50%, 8/31/20 - 2/15/49)	28,144	28,000
RBC Financial Group at 1.96%, dated 9/19/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $56,332,763, 1.38% - 3.13%, 9/30/20 - 8/15/46)	55,141	55,000
RBS Securities, Inc. at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $45,902,226, 2.25% - 2.75%, 5/31/23 - 11/15/27)	45,002	45,000
SMBC Nikko Securities America, Inc. at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $484,394,295, 1.63% - 3.00%, 12/15/21 - 5/15/27)	475,023	475,000
Societe Generale at:
1.73%, dated:
10/23/19 due:
12/23/19 (Collateralized by U.S. Treasury Obligations valued at $36,736,143, 2.25% - 8.00%, 11/15/21 - 5/15/42)	36,106	36,000
12/24/19 (Collateralized by U.S. Treasury Obligations valued at $22,449,849, 0.00% - 8.75%, 1/30/20 - 8/15/47)	22,066	22,000
10/24/19 due 12/26/19 (Collateralized by U.S. Treasury Obligations valued at $36,734,319, 0.00% - 7.88%, 1/30/20 - 8/15/47)	36,109	36,000
1.78%, dated 10/29/19 due 11/5/19
(Collateralized by U.S. Treasury Obligations valued at $28,564,747, 1.88% - 7.88%, 8/15/20 - 2/15/49)	28,010	28,000
(Collateralized by U.S. Treasury Obligations valued at $14,282,320, 1.38% - 7.88%, 10/15/20 - 11/15/47)	14,005	14,000
1.86%, dated 10/25/19 due 11/1/19
(Collateralized by U.S. Treasury Obligations valued at $448,987,509, 1.25% - 8.75%, 11/15/19 - 5/15/49)	437,158	437,000
(Collateralized by U.S. Treasury Obligations valued at $412,283,408, 0.00% - 8.75%, 11/15/19 - 5/15/49)	404,146	404,000
2.05%, dated 9/6/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $38,884,497, 1.38% - 8.75%, 2/15/20 - 2/15/49)	38,130	38,000
TD Securities (U.S.A.) at 1.71%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $56,105,419, 2.50%, 8/15/23)	55,018	55,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $12,230,732)		12,230,732
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $18,507,101)		18,507,101
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(102,731)
NET ASSETS - 100%		$18,404,370

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,436,198,000 due 11/01/19 at 1.73%
Bank of Nova Scotia	$8,921
Citibank NA	249,010
Credit Agricole CIB New York Branch	210,419
Jp Morgan Secs Llc	163,558
Nomura Securities International	17,491
RBC Dominion Securities, Inc.	797,743
Societe Generale (PARIS)	113,689
Sumitomo Mitsu Bk Corp Ny (DI)	875,367
$2,436,198
$52,534,000 due 11/01/19 at 1.73%
Bank of Nova Scotia	22,690
Credit Agricole CIB New York Branch	29,824
Jp Morgan Secs Llc	20
$52,534

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $12,230,732) — See accompanying schedule: Unaffiliated issuers (cost $18,507,101)		$18,507,101
Receivable for fund shares sold		174,328
Interest receivable		11,967
Prepaid expenses		28
Receivable from investment adviser for expense reductions		18
Total assets		18,693,442
Liabilities
Payable for investments purchased	$86,000
Payable for fund shares redeemed	188,128
Distributions payable	7,339
Accrued management fee	3,817
Distribution and service plan fees payable	1,073
Other affiliated payables	2,636
Other payables and accrued expenses	79
Total liabilities		289,072
Net Assets		$18,404,370
Net Assets consist of:
Paid in capital		$18,404,336
Total accumulated earnings (loss)		34
Net Assets		$18,404,370
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,406,670 ÷ 1,406,081 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($1,934,079 ÷ 1,933,751 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($71,915 ÷ 71,904 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($14,991,706 ÷ 14,991,323 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2019
Investment Income
Interest		$384,825
Expenses
Management fee	$41,246
Transfer agent fees	27,249
Distribution and service plan fees	12,038
Accounting fees and expenses	1,085
Custodian fees and expenses	114
Independent trustees' fees and expenses	68
Registration fees	1,524
Audit	47
Legal	27
Miscellaneous	55
Total expenses before reductions	83,453
Expense reductions	(3,519)
Total expenses after reductions		79,934
Net investment income (loss)		304,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29
Total net realized gain (loss)		29
Net increase in net assets resulting from operations		$304,920

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2019	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$304,891	$161,918
Net realized gain (loss)	29	8
Net increase in net assets resulting from operations	304,920	161,926
Distributions to shareholders	(304,873)	(161,920)
Share transactions - net increase (decrease)	3,996,229	1,610,730
Total increase (decrease) in net assets	3,996,276	1,610,736
Net Assets
Beginning of period	14,408,094	12,797,358
End of period	$18,404,370	$14,408,094

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.014	.007	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.014	.007	–A	–A	–A
Distributions from net investment income	(.014)	(.007)	–A	–A	–A
Total distributions	(.014)	(.007)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.41%	.75%	.05%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.97%	.97%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.94%	.95%	.75%	.33%	.10%
Expenses net of all reductions	.94%	.95%	.75%	.33%	.10%
Net investment income (loss)	1.40%	.76%	.04%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,407	$1,201	$1,170	$1,256	$1,259

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

Years ended October 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.010	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.010	.002	–A	–A
Distributions from net investment income	(.017)	(.010)	(.002)	–A	–A
Total distributions	(.017)	(.010)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.66%	1.00%	.17%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.72%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.69%	.70%	.62%	.33%	.09%
Expenses net of all reductions	.69%	.70%	.62%	.33%	.09%
Net investment income (loss)	1.65%	1.01%	.17%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,934	$1,889	$2,534	$3,837	$4,307

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

Years ended October 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.003	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.003	–A	–A	–A
Distributions from net investment income	(.009)	(.003)	–A	–A	–A
Total distributions	(.009)	(.003)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.91%	.31%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.47%	1.47%	1.47%	1.47%	1.49%
Expenses net of fee waivers, if any	1.44%	1.39%	.76%	.33%	.10%
Expenses net of all reductions	1.43%	1.39%	.76%	.33%	.10%
Net investment income (loss)	.90%	.32%	.03%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$72	$97	$101	$136	$131

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

Years ended October 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.013	.004	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.019	.013	.004	–B	–B
Distributions from net investment income	(.019)	(.013)	(.004)	–B	–B
Total distributions	(.019)	(.013)	(.004)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.95%	1.29%	.38%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%	.42%	.42%	.42%	.42%F
Expenses net of fee waivers, if any	.41%	.42%	.42%	.35%	.11%F
Expenses net of all reductions	.41%	.42%	.42%	.35%	.11%F
Net investment income (loss)	1.93%	1.29%	.37%	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$14,992	$11,221	$8,992	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/19
1 - 7	76.3
8 - 30	2.6
31 - 60	4.2
61 - 90	2.5
91 - 180	5.4
> 180	9.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2019
Variable Rate Demand Notes (VRDNs)	19.9%
Tender Option Bond	57.3%
Other Municipal Security	21.2%
Investment Companies	1.6%

Current 7-Day Yields

10/31/19
Capital Reserves Class	0.32%
Daily Money Class	0.57%
Fidelity® Tax-Exempt Money Market Fund	0.82%
Premium Class	0.94%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2019, the most recent period shown in the table, would have been 0.81% for Fidelity Tax-Exempt Money Market Fund and 0.91% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 19.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.29% 11/7/19, VRDN (a)	$10,400	$10,400
West Jefferson Indl. Dev. Series 2008, 1.22% 11/7/19, VRDN (a)	7,900	7,900
		18,300
Alaska - 1.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.2% 11/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	33,700	33,700
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.2% 11/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,800	13,800
Series 2002, 1.2% 11/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	9,300	9,300
		56,800
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 1.18% 11/7/19, LOC JPMorgan Chase Bank, VRDN (a)	2,005	2,005
Series 2009 F, 1.25% 11/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	46,300	46,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.19% 11/7/19, VRDN (a)	8,175	8,175
		56,480
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.26% 11/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,430	1,430
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.26% 11/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,870	5,870
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1.26% 11/7/19, LOC Wells Fargo Bank NA, VRDN (a)	4,915	4,915
		12,215
Connecticut - 1.3%
Connecticut Gen. Oblig. Series 2016 C, 1.19% 11/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	46,300	46,300
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.28% 11/7/19, VRDN (a)	2,300	2,300
Series 1999 A, 1.22% 11/7/19, VRDN (a)	3,500	3,500
		5,800
District Of Columbia - 0.3%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 1.12% 11/7/19, LOC Freddie Mac, VRDN (a)	5,315	5,315
(Pentacle Apts. Proj.) Series 2008, 1.17% 11/7/19, LOC Freddie Mac, VRDN (a)	6,060	6,060
		11,375
Florida - 0.1%
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 1.18% 11/7/19, LOC Northern Trust Co., VRDN (a)	1,550	1,550
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.15% 11/7/19, LOC Fannie Mae, VRDN (a)	500	500
		2,050
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.4% 11/1/19, VRDN (a)	12,425	12,425
Series 2018, 1.5% 11/1/19, VRDN (a)	3,200	3,200
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 1.11% 11/7/19, LOC Bank of America NA, VRDN (a)	14,695	14,695
Series 2010 B, 1.11% 11/7/19, LOC Bank of America NA, VRDN (a)	1,500	1,500
Effingham County Indl. Dev. Auth. Poll Cont. 1.46% 11/1/19, VRDN (a)	4,270	4,270
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.14% 11/7/19, LOC PNC Bank NA, VRDN (a)	1,335	1,335
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.44% 11/1/19, VRDN (a)	11,200	11,200
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 1.18% 11/7/19, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
Series 2010 A, 1.12% 11/7/19, LOC Bank of Montreal, VRDN (a)	2,550	2,550
		54,875
Illinois - 1.2%
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 1.16% 11/7/19, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	20,900	20,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 1.13% 11/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,450	18,450
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 1.12% 11/7/19, LOC Freddie Mac, VRDN (a)	1,500	1,500
		40,850
Indiana - 0.7%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.1% 11/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	11,900	11,900
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 1.22% 11/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,780	3,780
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.26% 11/7/19, VRDN (a)	8,300	8,300
		23,980
Iowa - 1.4%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.15% 11/7/19, VRDN (a)	13,700	13,700
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 1.35% 11/1/19, LOC MUFG Union Bank NA, VRDN (a)	1,870	1,870
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.1% 11/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	14,070	14,070
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.15% 11/7/19, VRDN (a)	19,700	19,700
		49,340
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.41% 11/7/19, VRDN (a)	4,300	4,300
Series 2007 B, 1.41% 11/7/19, VRDN (a)	1,500	1,500
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1.41% 11/7/19, VRDN (a)	8,800	8,800
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.41% 11/7/19, VRDN (a)	900	900
		15,500
Kentucky - 0.4%
Louisville & Jefferson County Series 2013 C, 1.22% 11/7/19, LOC PNC Bank NA, VRDN (a)	12,460	12,460
Louisiana - 1.7%
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.):
Series 2008 B, 1.15% 11/7/19, VRDN (a)	2,940	2,940
Series 2009 B1, 1.16% 11/7/19, LOC Bank of New York, New York, VRDN (a)	7,700	7,700
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.26% 11/7/19, VRDN (a)	30,900	30,900
Series 2010 B1, 1.25% 11/7/19, VRDN (a)	18,000	18,000
		59,540
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.16% 11/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,600	2,600
Minnesota - 0.5%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.27% 11/7/19, LOC Fannie Mae, VRDN (a)	15,950	15,950
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.13% 11/7/19, LOC Cr. Industriel et Commercial, VRDN (a)	11,600	11,600
Ohio - 0.4%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.16% 11/7/19, VRDN (a)	1,000	1,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.18% 11/7/19, LOC Northern Trust Co., VRDN (a)	9,975	9,975
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.19% 11/7/19, LOC RBS Citizens NA, VRDN (a)	3,470	3,470
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.25% 11/7/19, VRDN (a)	1,300	1,300
		15,745
Pennsylvania - 0.4%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 1.19% 11/7/19, LOC RBS Citizens NA, VRDN (a)	2,145	2,145
Chester County Health & Ed. Auth. Rev. 1.17% 11/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,930	5,930
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.29% 11/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.2% 11/7/19, LOC RBS Citizens NA, VRDN (a)	3,070	3,070
		13,665
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 1.19% 11/7/19, LOC Branch Banking & Trust Co., VRDN (a)	900	900
Tennessee - 0.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.15% 11/7/19, LOC Bank of America NA, VRDN (a)	1,190	1,190
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.14% 11/7/19, LOC Bank of America NA, VRDN (a)	4,420	4,420
		5,610
Texas - 3.6%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 C, 1.15% 11/7/19, VRDN (a)	17,990	17,990
Series 2016 D, 1.14% 11/7/19, VRDN (a)	4,835	4,835
Harris County Hosp. District Rev. Series 2010, 1.15% 11/7/19, LOC JPMorgan Chase Bank, VRDN (a)	7,760	7,760
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.16% 11/7/19 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.16% 11/7/19 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 1.16% 11/7/19 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.16% 11/7/19 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.16% 11/7/19 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 1.26% 11/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,700	6,700
Series 2013 A, 1.21% 11/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	25,640	25,640
Series 2013 B, 1.21% 11/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,240	8,240
Series 2019, 1.18% 11/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,500	25,500
		128,965
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.22% 11/7/19, VRDN (a)	11,700	11,700
Virginia - 0.0%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.15% 11/7/19, LOC Bank of America NA, VRDN (a)	190	190
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2019 A, 1.25% 11/7/19, VRDN (a)	7,700	7,700
Wyoming - 0.7%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 1.23% 11/7/19, VRDN (a)	5,600	5,600
Series 1994, 1.2% 11/7/19, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.2% 11/7/19, VRDN (a)	10,230	10,230
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.23% 11/7/19, VRDN (a)	2,200	2,200
Series 1992 B, 1.23% 11/7/19, VRDN (a)	700	700
Series 1994, 1.21% 11/7/19, VRDN (a)	1,800	1,800
		23,530
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $704,020)		704,020

Tender Option Bond - 57.3%
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN:
Series 16 ZM0205, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,960	5,960
Series Floaters ZF 27 70, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,500	3,500
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.21% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	700	700
Homewood Participating VRDN Series Floaters G 37, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000	1,000
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,500	4,500
		15,660
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,880	6,880
Arizona - 1.2%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,865	1,865
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,065	3,065
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	19,635	19,635
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.24%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,080	2,080
Participating VRDN Series Floaters XL 00 71, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,245	5,245
Series ROC II R 14060, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,015	2,015
		43,805
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Health C Participating VRDN Series Floaters BAML 50 05, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	12,900	12,900
California - 1.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	7,950	7,950
California Gen. Oblig. Participating VRDN Series 006, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	10,000	10,000
Dignity Health Participating VRDN:
Series 17 04, 1.24% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	400	400
Series DBE 80 11, 1.34% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	26,900	26,900
		45,250
Colorado - 4.5%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,900	3,900
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,100	1,100
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,645	6,645
Series Floaters XF 07 74, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,120	2,120
Series XF 08 05, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
Series XG 02 51, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	1,535	1,535
Series XM 07 52, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,380	2,380
Series XM 07 67, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800	800
Series ZF 08 10:
1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,600	4,600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 1.15% 11/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	29,600	29,600
Commonspirit Health Participating VRDN:
Series Floaters XF 10 01, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,560	1,560
Series Floaters XF 10 03, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,250	5,250
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.24%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,565	1,565
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.24%, tender 12/19/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,515	2,515
Participating VRDN Series Floaters XM 03 85, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,400	9,400
Participating VRDN:
Series Floaters XM 06 71, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,335	3,335
Series Putters 15 XM0007, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,725	5,725
Series RBC E 55, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	32,700	32,700
Series XM 03 05, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	12,400	12,400
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
		160,565
Connecticut - 2.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600	1,600
Series Floaters 014, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	7,850	7,850
Series Floaters 016, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	61,610	61,610
Series Floaters G3, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200	2,200
Series Floaters G66, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,255	2,255
Series Floaters XM 07 07, 1.18% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,300	2,300
Series XM 07 62, 1.18% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,750	3,750
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.3%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700	1,700
Participating VRDN Series Floaters YX 10 77, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 1.18% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,530	1,530
		88,395
District Of Columbia - 1.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,850	2,850
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,685	2,685
Series Solar 0035, 1.25%, tender 11/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	980	980
Participating VRDN:
Series Floaters E 108, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	11,000	11,000
Series Floaters E 109, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	6,085	6,085
Series Floaters G73, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,815	2,815
Series MS 4301, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,100	3,100
Series XF 23 41, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000	2,000
		49,515
Florida - 3.3%
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series D 0001, 1.24% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)(e)	2,700	2,700
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,580	5,580
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.24%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,200	1,200
Series Solar 0054, 1.24%, tender 12/19/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	885	885
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,290	2,290
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series Floaters BAML 70 04, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	14,600	14,600
Florida Gen. Oblig.:
Bonds:
Series Solar 042, 1.24%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,155	3,155
Series Solar 2017 37, 1.24%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	980	980
Participating VRDN Series Floaters XF 06 80, 1.15% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,775	1,775
Fort Myers Util. Sys. Rev. Participating VRDN:
Series XF 08 13, 1.22% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	600	600
Series XF 08 14, 1.19% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,600	1,600
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.3%, tender 11/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	6,330	6,330
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 1.42% 12/12/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	9,300	9,300
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,295	2,295
Martin County Health Facilities Participating VRDN Series Floaters XF 07 76, 1.16% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.16% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	8,500	8,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,520	2,520
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 1.16% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,600	2,600
Series XG 00 99, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	22,865	22,865
Series Floaters XM 07 09, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,920	1,920
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 1.17% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200	2,200
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 02 55, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	900	900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,930	6,930
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,300	4,300
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,565	2,565
		114,990
Georgia - 1.5%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,200	3,200
Series Floaters XF 26 49, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Brookhaven Dev. Auth. Rev. Participating VRDN Series XG 02 44, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,355	1,355
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.18% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.22% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,600	6,600
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.22% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,200	5,200
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,350	3,350
Series XF 08 30, 1.15% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,100	4,100
Series XG 02 56, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,500	2,500
Series XG 02 57, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	1,140	1,140
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.18% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,600	1,600
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,630	2,630
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.25%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,500	2,500
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,100	5,100
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,100	7,100
		54,075
Hawaii - 0.8%
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.25%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,100	2,100
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.24%, tender 1/16/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,870	1,870
Participating VRDN Series Floaters XM 04 29, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, 1.25%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,545	2,545
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,960	7,960
Series ROC II R 11989, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,550	5,550
		26,690
Illinois - 5.3%
Berwyn Muni. Securitization Corp. Participating VRDN Series Floaters 005, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,695	3,695
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,500	4,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,295	2,295
Series Spears DBE 80 22, 1.32% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,700	3,700
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,700	9,700
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,595	6,595
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,146	1,146
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,900	3,900
Series 15 XM0050, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	14,500	14,500
Series Floaters 017, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	10,540	10,540
Series Floaters XF 25 00, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,640	2,640
Series Floaters XL 00 86, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,400	4,400
Series MS 3332, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,450	6,450
Series XF 23 38, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,300	4,300
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,315	5,315
Series Floaters XF 10 43, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500	1,500
Series Floaters XL 00 54, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	12,675	12,675
Series Floaters XX 10 81, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,800	3,800
Series Floaters YX 10 72, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,900	10,900
Series Floaters YX 10 86, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,825	1,825
Series XF 28 41, 1.18% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,900	2,900
Series XM 07 59, 1.24% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400	2,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,335	3,335
Series 15 ZM0120, 1.18% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,100	3,100
Series Floaters E100, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	29,700	29,700
Series Floaters XF 27 67, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters ZF 03 73, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,300	3,300
Series Floaters ZF 28 24, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,000	2,000
Series MS 16 XF 2212, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,576	5,576
Series XF 08 01, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,200	2,200
Series XM 04 75, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,375	9,375
Series XM 07 47, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,635	2,635
		186,397
Indiana - 0.5%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,900	4,900
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,980	9,980
Series Floaters XF 00 50, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,900	2,900
		17,780
Iowa - 0.1%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.17% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,800	1,800
Kansas - 0.5%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	800	800
Kansas Dev. Fin. Agcy. Participating VRDN:
Series Floaters XM 02 92, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,900	3,900
Series ROC II R 14067, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,900	3,900
		16,100
Kentucky - 0.6%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,300	4,300
		20,720
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.16% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	43,065	43,065
Series Floaters ZF 26 35, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,100	2,100
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XG 02 49, 1.18% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	1,875	1,875
New Orl Wtr. Participating VRDN Series XM 07 35, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500	1,500
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,275	2,275
		50,815
Maryland - 0.5%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,700	2,700
Series Floaters XF 06 82, 1.15% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,470	3,470
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.32%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,310	7,310
Series Floaters XG 01 77, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,850	1,850
Series XF 10 21, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,000	2,000
		18,030
Massachusetts - 1.7%
Massachusetts Gen. Oblig.:
Bonds Series Clipper 09 67, 1.3%, tender 3/26/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	40,235	40,235
Participating VRDN Series Clipper 09 69, 1.15% 11/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	7,504	7,504
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series 16 ZM0173, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,540	1,540
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series D 004, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,400	2,400
Series D 009, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,800	1,800
Series D 011, 1.32% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,300	5,300
		58,779
Michigan - 1.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,700	23,700
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 07 43, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,200	1,200
Series Floaters ZF 26 40, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,100	2,100
Series 16 XM0223, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,900	1,900
Series Floaters XF 05 97, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,125	2,125
Series Floaters XF 07 42, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,200	2,200
Series Floaters XF 07 71, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,250	5,250
Series Floaters XF 26 48, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,660	1,660
Series Floaters XG 01 58, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,175	2,175
Series Floaters ZF 07 83, 1.22% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Series Floaters ZF 28 25, 1.2% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700	700
Series XF 07 82, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,900	5,900
Series XM 04 72, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Series XM 07 48, 1.22% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,700	2,700
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,600	1,600
		61,625
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN:
Series Floaters XM 04 25, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,860	6,860
Series Floaters XM 04 26, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,400	3,400
		10,260
Mississippi - 0.9%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters CTFS G 100, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400	1,400
Series Floaters G67, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,750	1,750
Series ROC II R 14027, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,360	7,360
Series ROC II-R 11987, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	9,900	9,900
Mississippi Hosp. Equip. & Facilities Auth. Participating VRDN Series Floaters BAML 50 06, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	10,535	10,535
		30,945
Missouri - 1.8%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,000	9,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,620	10,620
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.18% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,600	1,600
Series Floaters XG 01 84, 1.17% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,100	1,100
Missouri Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,000	4,000
Series Floaters 17 010, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,800	11,800
Series Floaters C17, 1.16% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,660	2,660
Series Floaters XG 02 38, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	6,225	6,225
Series Floaters XM 05 75, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,200	4,200
		62,805
Nebraska - 0.1%
Douglas County School District #1 Bonds Series Solar 0059, 1.24%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,095	2,095
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000	2,000
		4,095
Nevada - 1.2%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.24%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,475	1,475
Series Solar 17 25, 1.24%, tender 12/19/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,095	2,095
Participating VRDN:
Series Floaters XF 25 80, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,800	9,800
Series Floaters ZF 27 33, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,300	4,300
Series Floaters ZM 06 39, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,400	1,400
Series XM 06 38, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,900	5,900
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 1.16% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,190	7,190
Series Floaters G11, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,000	7,000
Series Floaters XM 04 66, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,225	3,225
		42,385
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,295	1,295
Series Floaters 012, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,780	4,780
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.15% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,540	2,540
		8,615
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,200	3,200
North Carolina - 1.6%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900	1,900
Series Floaters ZM 05 34, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,600	4,600
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.25%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,395	1,395
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 15 XF2165, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,600	6,600
Series MS 15 ZM0105, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,280	2,280
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,335	3,335
North Carolina Gen. Oblig.:
Bonds Series 008, 1.24%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)(f)	900	900
Participating VRDN Series 15 XF0140, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,505	5,505
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,225	3,225
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XF 07 93, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,100	5,100
Series XM 07 75, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,580	2,580
Series XM 07 76, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
		57,945
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	14,695	14,695
Ohio - 1.8%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,300	8,300
Series Floaters XF 25 16, 1.22% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,600	1,600
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,700	2,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.24% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	600	600
Eclipse Fdg. Trust Various States Bonds Series 0005, 1.24%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,600	1,600
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,565	5,565
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	9,700	9,700
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.25%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,420	7,420
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,765	2,765
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters BAML 50 02, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,575	2,575
Series Floaters E 132, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,800	4,800
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	3,895	3,895
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,805	2,805
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.32%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700	700
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series D 012, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,300	3,300
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,400	1,400
		65,025
Oklahoma - 0.7%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,200	3,200
Series Floaters XX 10 96, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,000	7,000
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 1.25%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,050	10,050
		23,350
Oregon - 0.5%
Clackamas County School District #7J Bonds Series Solar 0053, 1.24%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,470	2,470
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,400	3,400
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	8,000	8,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.24%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,360	2,360
State of Oregon Participating VRDN Series Floaters G 91, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	800	800
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
		18,730
Pennsylvania - 2.6%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.22% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, 1.29%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	29,885	29,885
Participating VRDN Series XM 07 58, 1.22% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,745	1,745
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	250	250
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,800	2,800
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 15 ZF0174, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,785	1,785
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,855	2,855
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.22% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZF 06 71, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.29%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 1.37% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,200	1,200
Series Floaters E 101, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	43,300	43,300
Philadelphia Auth. For Indl. Participating VRDN Series XG 02 53, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,200	1,200
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	800	800
		93,320
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,500	1,500
South Carolina - 2.5%
Berkeley County School District Bonds Series Solar 17 0030, 1.25%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,200	1,200
Charleston County Gen. Oblig. Bonds Series 00 17, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	590	590
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 1.24%, tender 1/9/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,280	3,280
Participating VRDN Series Floaters XM 04 42, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, 1.25%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,350	1,350
Lexington County School District #1 Bonds:
Series Solar 0058, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,455	1,455
Series Solar 13, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,200	1,200
Richland County School District #2 Gen. Oblig. Bonds Series 00 10, 1.24%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)(d)	2,890	2,890
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Series Floaters BAML 50 04, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	17,010	17,010
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	32,580	32,580
Series Floaters XG 01 49, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 1.32%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600	600
Participating VRDN Series Floaters XM 06 91, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,780	8,780
		88,810
Tennessee - 0.9%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200	2,200
Series Floaters XG 01 94, 1.16% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,100	3,100
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,500	3,500
Series Floaters XL 00 62, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,000	1,000
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series Floaters BAML 50 01, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	16,810	16,810
Vanderbilt Hosp. Participating VRDN 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,400	2,400
		31,260
Texas - 4.8%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,400	3,400
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, 1.25%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,195	7,195
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 1.25% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,600	1,600
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,375	2,375
Denton Independent School District Participating VRDN Series Floaters XF 06 48, 1.15% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,300	1,300
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.25%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,900	1,900
El Paso Tex Independent School District Bonds Series Solar 17 01, 1.24%, tender 1/9/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,835	4,835
Frisco Independent School District:
Bonds Series Solar 0002, 1.25%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	700	700
Participating VRDN Series ROC II R 11960, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,600	2,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 1.3%, tender 3/26/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.24%, tender 1/9/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,095	1,095
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters XF 06 18, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,625	5,625
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,900	3,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,905	4,905
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,400	1,400
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,800	5,800
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,900	2,900
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,600	3,600
New Caney Independent School District Participating VRDN Series XM 07 55, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,100	2,100
North Ft Bend Wtr. Auth. Wtrs Participating VRDN Series XF 08 16, 1.22% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,200	2,200
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.32%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,600	1,600
Parker County Participating VRDN Series Floaters G 38, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Pflugerville Independent School District Participating VRDN Series 2017, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,395	10,395
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,500	3,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,750	3,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,000	5,000
Series 16 XF0411, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,725	2,725
Series 16 ZF 0282, 1.16% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,350	1,350
Series Floaters XF 27 38, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,300	4,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,900	2,900
Series Floaters XM 06 98, 1.16% 11/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	1,800	1,800
Series Floaters ZM 04 07, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.17% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Texas Gen. Oblig. Participating VRDN:
Series Floaters G 65, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
Series Floaters XF 07 32, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,465	4,465
Series Floaters XM 04 05, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 1.16% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,240	2,240
Series Floaters XF 07 14, 1.15% 11/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,750	3,750
Series XF 06 25, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,050	2,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.15% 11/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,600	2,600
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,600	3,600
		168,635
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN Series Floaters XF 26 28, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,200	3,200
Virginia - 2.0%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	11,600	11,600
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.24%, tender 1/9/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,095	1,095
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,585	1,585
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.32%, tender 1/29/20 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	32,065	32,065
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 1.25%, tender 11/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,275	1,275
Participating VRDN Series Floaters XF 06 26, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,635	2,635
Virginia Gen. Oblig. Bonds Series 2016 11, 1.24%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	6,660	6,660
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.32%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,800	6,800
		70,200
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters XF 23 97, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,335	5,335
Commonspirit Health Participating VRDN Series XF 1017, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,800	7,800
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200	2,200
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	38,165	38,165
Series ROC II R 11962, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,350	5,350
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.24%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,360	2,360
Series Solar 17 19, 1.25%, tender 11/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,490	1,490
Participating VRDN:
Series Floaters FG 02 26, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,100	3,100
Series Floaters XF 06 65, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.24%, tender 1/23/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,845	2,845
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	8,000	8,000
Series Floaters XM 06 81, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,200	4,200
Series ZM 07 78, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Washington Gen. Oblig. Participating VRDN:
Series Floaters G33, 1.15% 11/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,250	2,250
Series ROC 14090, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	9,400	9,400
Series ROC II R 14074, 1.15% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,100	4,100
Series XF 0294, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,000	6,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,110	5,110
Series 15 XF0148, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,030	1,030
Series 2015 XF0150, 1.15% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,100	5,100
Series Floaters XF 24 92, 1.18% 11/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,865	8,865
		142,350
West Virginia - 0.0%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 1.17% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,475	1,475
Wisconsin - 1.0%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.16% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,160	2,160
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.24%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,200	1,200
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,320	2,320
Series Floaters XF 25 83, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series Floaters XG 00 72, 1.22% 11/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,000	3,000
Series Floaters XG 02 40, 1.16% 11/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,860	1,860
Series Floaters ZF 26 36, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,635	3,635
Series XM 04 79, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series Floaters 3184, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,600	4,600
Series ROC II R 14065, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,200	3,200
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.15% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,820	2,820
		35,795
TOTAL TENDER OPTION BOND
(Cost $2,029,366)		2,029,366

Other Municipal Security - 21.2%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2019, 1.38% 1/16/20, CP	4,600	4,600
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.47% 11/7/19, CP	2,700	2,700
California - 1.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.22%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	26,920	26,920
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.22%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	10,180	10,180
		37,100
Colorado - 0.0%
Colorado Gen. Fdg. Rev. TRAN Series 2019, 5% 6/26/20	355	363
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2012 A, 2.37% 4/15/20 (a)(f)	1,200	1,206
Series 2014 H, 5% 11/15/19	600	601
Series 2017 A, 5% 4/15/20	1,400	1,423
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 4.5% 12/1/19	1,000	1,002
Series 2018 A, 5% 1/1/20	1,400	1,407
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	2,900	2,900
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	3,100	3,100
Tolland Gen. Oblig. BAN Series 2019, 2% 9/17/20	4,370	4,399
Wolcott Gen. Oblig. BAN Series 2018, 3.25% 11/7/19	1,700	1,700
		17,738
District Of Columbia - 0.2%
District of Columbia Rev. Bonds Series 2000, 1.47% tender 11/15/19, LOC JPMorgan Chase Bank, CP mode	1,700	1,700
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
1.37% 12/18/19, LOC JPMorgan Chase Bank, CP	2,000	2,000
1.38% 11/21/19, LOC JPMorgan Chase Bank, CP	1,700	1,700
		5,400
Florida - 2.6%
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 1.4% 12/2/19, LOC JPMorgan Chase Bank, CP	4,800	4,800
Miami-Dade County School District TAN Series 2019:
2% 2/27/20	5,900	5,912
3% 2/27/20	10,400	10,456
Palm Beach County School District TAN Series 2019, 2.25% 8/28/20	24,600	24,790
Pinellas County School District TAN Series 2019, 2.25% 6/30/20	8,060	8,113
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.42%, tender 5/28/20 (a)(f)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.37%, tender 5/28/20 (a)(f)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.42%, tender 5/28/20 (a)(f)	16,400	16,400
		92,071
Georgia - 2.5%
Atlanta Arpt. Rev.:
Series J1, 1.45% 3/23/20, LOC Bank of America NA, CP	1,500	1,500
Series K1, 1.45% 3/23/20, LOC PNC Bank NA, CP	12,400	12,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.22%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	29,045	29,045
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.22%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	46,590	46,590
		89,535
Idaho - 0.5%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.35%, tender 2/3/20 (a)	15,900	15,900
Illinois - 0.8%
Illinois Fin. Auth. Ed. Rev. Series LOY, 1.35% 12/9/19, LOC PNC Bank NA, CP	8,400	8,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.42%, tender 5/28/20 (a)(f)	10,550	10,550
Series H, 1.29% tender 2/5/20, CP mode	7,185	7,185
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Bonds Series 2018 A, 5% 1/1/20	2,350	2,363
		28,498
Kentucky - 1.3%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.6% tender 12/10/19, CP mode	2,400	2,400
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series 2019 A, 3% 6/25/20	44,600	45,056
		47,456
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.3% tender 12/6/19, CP mode	8,670	8,670
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99, 1.38% 2/13/20, LOC State Street Bank & Trust Co., Boston, CP	6,400	6,400
		15,070
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.37%, tender 5/28/20 (a)(f)	7,785	7,785
Michigan Bldg. Auth. Rev. Series 7, 1.43% 1/9/20, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	16,800	16,800
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2010 B, 5% 11/15/19	2,000	2,003
Series 2012 A, 5% 6/1/20	1,400	1,430
		28,018
Missouri - 0.1%
Curators of the Univ. of Missouri Series A:
1.2% 2/7/20, CP	4,100	4,100
1.2% 3/6/20, CP	1,000	1,000
		5,100
Montana - 0.2%
Montana Board of Invt. Bonds Series 2013, 1.87%, tender 3/2/20 (a)	6,830	6,830
Nebraska - 0.3%
Central Plains Energy Proj. Bonds Series 2014, 5%, tender 12/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,025	2,031
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.33% 2/5/20, CP	3,000	3,000
1.33% 2/6/20, CP	2,000	2,000
1.4% 11/13/19, CP	5,200	5,200
		12,231
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B:
1.25% tender 1/23/20, CP mode	8,700	8,700
1.41% tender 11/21/19, CP mode	700	700
		9,400
New Jersey - 0.8%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	14,200	14,220
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	2,000	2,002
Camden County BAN Series 2019 A, 2% 10/21/20	7,200	7,254
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20 (g)	3,900	3,938
Hudson County Impt. Auth. Rev. BAN Series 2019 C, 2.5% 9/18/20 (Hudson County Gen. Oblig. Guaranteed)	782	789
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	1,543	1,552
		29,755
New York - 0.0%
New York Pwr. Auth. Series 2, 1.34% 2/4/20, CP	1,600	1,600
Ohio - 0.3%
Avon Gen. Oblig. BAN Series 2019, 3% 1/22/20	1,500	1,503
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	1,100	1,102
Mason Gen. Oblig. BAN Series 2019, 2.75% 5/14/20	2,000	2,010
Moraine BAN Series 2019, 2.5% 6/25/20	1,500	1,508
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed) (g)	1,800	1,812
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20 (Ohio Gen. Oblig. Guaranteed)	1,100	1,108
		9,043
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.43% 12/2/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,400	4,400
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.47%, tender 5/28/20 (a)(f)	7,470	7,470
		11,870
South Carolina - 0.2%
Charleston County School District BAN Series 2019 A, 2.5% 11/15/19	6,400	6,402
Tennessee - 1.1%
Memphis Gen. Oblig. Series A, 1.46% 11/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	17,100	17,100
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2018 A, 1.43% 11/20/19, LOC State Street Bank & Trust Co., Boston, CP	15,700	15,700
Series A, 1.43% 12/4/19, LOC State Street Bank & Trust Co., Boston, CP	5,200	5,200
		38,000
Texas - 6.3%
Austin Elec. Util. Sys. Rev. Series A, 1.49% 11/5/19 (Liquidity Facility JPMorgan Chase Bank), CP	3,200	3,200
Brownsville Util. Sys. Rev. Series A, 1.56% 11/7/19, LOC MUFG Union Bank NA, CP	1,600	1,600
Garland Series 15, 1.52% 12/3/19, LOC Citibank NA, CP	1,600	1,600
Garland Util. Sys. Rev.:
Series 18, 1.48% 12/3/19, LOC Bank of America NA, CP	1,600	1,600
Series 2018, 1.35% 11/1/19, LOC Bank of America NA, CP	4,230	4,230
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.32%, tender 5/28/20 (a)(f)	13,200	13,200
Series 2014 B, 1.7%, tender 12/1/19 (a)	2,500	2,500
Series 2016 B3, 1.39% tender 2/4/20, CP mode	10,500	10,500
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.21% 2/6/20 (Liquidity Facility JPMorgan Chase Bank), CP	1,900	1,900
1.37% 11/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
1.41% 12/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	4,200	4,200
Harris County Metropolitan Trans. Auth.:
Series A1:
1.29% 11/21/19 (Liquidity Facility JPMorgan Chase Bank), CP	4,700	4,700
1.37% 2/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	6,000	6,000
1.42% 12/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	10,700	10,700
Series A3, 1.36% 2/13/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,500	2,500
Lower Colorado River Auth. Rev. Series B, 1.44% 11/6/19, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.42%, tender 5/28/20 (a)(f)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.42%, tender 5/28/20 (a)(f)	11,600	11,600
Texas A&M Univ. Rev. Series B:
1.35% 3/3/20, CP	3,100	3,100
1.35% 3/3/20, CP	2,000	2,000
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	96,415	98,533
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.32% 11/18/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
1.42% 11/12/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,520	7,520
1.48% 11/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
Univ. of Texas Permanent Univ. Fund Rev. Series 2019:
1.28% 2/5/20, CP	2,800	2,800
1.4% 12/4/19, CP	1,500	1,500
		221,883
Wisconsin - 0.4%
Madison Metropolitan School District TRAN Series 2019, 2.25% 9/4/20	14,500	14,612
TOTAL OTHER MUNICIPAL SECURITY
(Cost $751,175)		751,175
	Shares (000s)	Value (000s)

Investment Company - 1.6%
Fidelity Tax-Free Cash Central Fund 1.23% (h)(i)
(Cost $56,619)	56,613	56,619
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,541,180)		3,541,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(346)
NET ASSETS - 100%		$3,540,834

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,030,000 or 4.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,410,000 or 0.7% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 1.29%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.32%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$250
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$7,850
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.3%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,700
Dignity Health Participating VRDN Series 17 04, 1.24% 12/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$400
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 1.3%, tender 3/26/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	6/15/16 - 10/16/18	$6,300
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 4/5/19	$10,540
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$2,855
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 1.3%, tender 3/26/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/12/16 - 10/16/18	$40,235
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.32%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$1,600
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 12/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$3,895
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.32%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.29%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada)	2/26/18 - 10/9/18	$1,500
Richland County School District #2 Gen. Oblig. Bonds Series 00 10, 1.24%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati)	9/26/19	$2,890
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.32%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$600
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.32%, tender 1/29/20 (Liquidity Facility Citibank NA)	5/18/17 - 9/7/18	$32,065
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.32%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,284
Total	$1,284

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,484,561)	$3,484,561
Fidelity Central Funds (cost $56,619)	56,619
Total Investment in Securities (cost $3,541,180)		$3,541,180
Receivable for investments sold		23,336
Receivable for fund shares sold		2,111
Interest receivable		11,535
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		6
Receivable from investment adviser for expense reductions		42
Other receivables		83
Total assets		3,578,351
Liabilities
Payable to custodian bank	$1,373
Payable for investments purchased
Regular delivery	24,251
Delayed delivery	5,751
Payable for fund shares redeemed	4,468
Distributions payable	276
Accrued management fee	741
Distribution and service plan fees payable	37
Other affiliated payables	486
Other payables and accrued expenses	134
Total liabilities		37,517
Net Assets		$3,540,834
Net Assets consist of:
Paid in capital		$3,540,631
Total accumulated earnings (loss)		203
Net Assets		$3,540,834
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($52,838 ÷ 52,756 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($70,167 ÷ 70,059 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($1,827,259 ÷ 1,824,429 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,590,570 ÷ 1,587,602 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2019
Investment Income
Interest		$60,205
Income from Fidelity Central Funds		1,284
Total income		61,489
Expenses
Management fee	$9,403
Transfer agent fees	5,920
Distribution and service plan fees	482
Accounting fees and expenses	332
Custodian fees and expenses	30
Independent trustees' fees and expenses	16
Registration fees	152
Audit	40
Legal	7
Miscellaneous	16
Total expenses before reductions	16,398
Expense reductions	(902)
Total expenses after reductions		15,496
Net investment income (loss)		45,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		515
Total net realized gain (loss)		515
Net increase in net assets resulting from operations		$46,508

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2019	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,993	$39,064
Net realized gain (loss)	515	(268)
Net increase in net assets resulting from operations	46,508	38,796
Distributions to shareholders	(45,991)	(39,355)
Share transactions - net increase (decrease)	(364,498)	(334,908)
Total increase (decrease) in net assets	(363,981)	(335,467)
Net Assets
Beginning of period	3,904,815	4,240,282
End of period	$3,540,834	$3,904,815

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.004	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A
Total from investment operations	.007	.004	–A	.001	–A
Distributions from net investment income	(.007)	(.004)	–A	–A	–A
Distributions from net realized gain	–	–A	–	(.001)	–A
Total distributions	(.007)	(.004)	–A	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.68%	.44%	.01%	.10%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.97%	.97%	.96%	.97%	.99%
Expenses net of fee waivers, if any	.95%	.95%	.81%	.23%	.06%
Expenses net of all reductions	.95%	.95%	.81%	.23%	.06%
Net investment income (loss)	.68%	.43%	.01%	.07%	.01%
Supplemental Data
Net assets, end of period (in millions)	$53	$64	$84	$116	$418

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.007	.001	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A
Total from investment operations	.009	.007	.001	.001	–A
Distributions from net investment income	(.009)	(.007)	(.001)	–A	–A
Distributions from net realized gain	–	–A	–A	(.001)	–A
Total distributions	(.009)	(.007)	(.001)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.94%	.69%	.14%	.10%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.72%	.72%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.69%	.26%	.06%
Expenses net of all reductions	.70%	.70%	.69%	.26%	.06%
Net investment income (loss)	.94%	.68%	.13%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$70	$85	$117	$157	$364

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

Years ended October 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.009	.004	.001	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A
Total from investment operations	.012	.009	.004	.001	–A
Distributions from net investment income	(.012)	(.009)	(.004)	(.001)	–A
Distributions from net realized gain	–	–A	–	–A	–A
Total distributions	(.012)	(.009)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.19%	.95%	.38%	.12%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.47%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.24%	.06%
Expenses net of all reductions	.45%	.45%	.45%	.24%	.06%
Net investment income (loss)	1.18%	.93%	.37%	.05%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,827	$2,258	$3,093	$4,552	$9,154

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.011	.005	.001	–B
Net realized and unrealized gain (loss)	–B	–B	–B	.001	–B
Total from investment operations	.013	.011	.005	.002	–B
Distributions from net investment income	(.013)	(.011)	(.005)	(.001)	–B
Distributions from net realized gain	–	–B	–	(.001)	–B
Total distributions	(.013)	(.011)	(.005)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.31%	1.07%	.50%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%	.36%	.37%	.37%G
Expenses net of fee waivers, if any	.33%	.33%	.33%	.22%	.06%G
Expenses net of all reductions	.33%	.33%	.33%	.22%	.06%G
Net investment income (loss)	1.30%	1.05%	.49%	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$1,591	$1,497	$947	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Daily Money Class shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Tax-Exempt Money Market	$82

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Money Market	$18,507,101	$–	$–	$–
Tax-Exempt Money Market	3,541,180	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Money Market	$–	$57	$–	$(23)	$–
Tax-Exempt Money Market	85	–	200	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Long-term	Total no expiration	Total capital loss carryfoward
Treasury Money Market	$(23)	$(23)	$(23)

The tax character of distributions paid was as follows:

October 31, 2019
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Money Market	$–	$304,873	$–	$304,873
Tax-Exempt Money Market	45,991	–	–	45,991

October 31, 2018
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Money Market	$–	$161,920	$–	$161,920
Tax-Exempt Money Market	39,062	–	293	39,355

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$6,454	$509
Daily Money Class	-%	.25%	4,742	1,302
Advisor C Class	.75%	.25%	842	164
			$12,038	$1,975
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$288	$271
Daily Money Class	-%	.25%	194	154
			$482	$425

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$17
Advisor C Class(a)	$55
Fidelity Tax-Exempt Money Market Fund
Daily Money Class	$–(b)

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annual transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$2,582
Daily Money Class	3,794
Advisor C Class	168
Fidelity Treasury Money Market Fund	20,705
$27,249
Tax-Exempt Money Market
Capital Reserves Class	$115
Daily Money Class	155
Fidelity Tax-Exempt Money Market Fund	4,047
Premium Class	1,603
$5,920

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Money Market	.01
Tax-Exempt Money Market	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$184
Daily Money Class	.70%	265
Advisor C Class	1.45%	13
Tax-Exempt Money Market
Capital Reserves Class	.95%	$9
Daily Money Class	.70%	12
Fidelity Tax-Exempt Money Market Fund	.45%	314
Premium Class	.33%	565

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Treasury Money Market
Daily Money Class	$–	$5
Advisor C Class	–	6
Tax-Exempt Money Market
Daily Money Class	–	1
Fidelity Tax-Exempt Money Market Fund	1	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Class-Level Amount
Treasury Money Market
Capital Reserves Class	$238
Daily Money Class	350
Advisor C Class	16
Fidelity Treasury Money Market Fund	2,442

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2019	Year ended October 31, 2018
Treasury Money Market
Distributions to shareholders
Capital Reserves Class	$17,974	$9,242
Daily Money Class	31,335	21,197
Advisor C Class	768	280
Fidelity Treasury Money Market Fund	254,796	131,201
Total	$304,873	$161,920
Tax-Exempt Money Market
Distributions to shareholders
Capital Reserves Class	$396	$313
Daily Money Class	725	671
Fidelity Tax-Exempt Money Market Fund	24,009	24,734
Premium Class	20,861	13,637
Total	$45,991	$39,355

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended October 31, 2019	Year ended October 31, 2018
Treasury Money Market
Capital Reserves Class
Shares sold	9,293,491	6,364,405
Reinvestment of distributions	10,599	5,973
Shares redeemed	(9,098,854)	(6,339,228)
Net increase (decrease)	205,236	31,150
Daily Money Class
Shares sold	9,439,919	10,618,456
Reinvestment of distributions	18,757	12,973
Shares redeemed	(9,413,554)	(11,276,548)
Net increase (decrease)	45,122	(645,119)
Advisor C Class
Shares sold	104,794	97,235
Reinvestment of distributions	745	275
Shares redeemed	(130,192)	(102,234)
Net increase (decrease)	(24,653)	(4,724)
Fidelity Treasury Money Market Fund
Shares sold	74,972,334	58,875,027
Reinvestment of distributions	172,627	86,195
Shares redeemed	(71,374,437)	(56,731,799)
Net increase (decrease)	3,770,524	2,229,423
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	4,527	3,024
Reinvestment of distributions	364	283
Shares redeemed	(16,349)	(22,706)
Net increase (decrease)	(11,458)	(19,399)
Daily Money Class
Shares sold	27,716	18,422
Reinvestment of distributions	630	549
Shares redeemed	(43,409)	(50,286)
Net increase (decrease)	(15,063)	(31,315)
Fidelity Tax-Exempt Money Market Fund
Shares sold	273,727	284,580
Reinvestment of distributions	22,962	23,639
Shares redeemed	(727,496)	(1,141,654)
Net increase (decrease)	(430,807)	(833,435)
Premium Class
Shares sold	1,257,021	1,527,833
Reinvestment of distributions	17,891	11,823
Shares redeemed	(1,182,082)	(990,415)
Net increase (decrease)	92,830	549,241

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Newbury Street Trust and the Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (two of the funds constituting Fidelity Newbury Street Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor C Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Treasury Money Market
Capital Reserves Class	.92%
Actual		$1,000.00	$1,006.80	$4.65
Hypothetical-C		$1,000.00	$1,020.57	$4.69
Daily Money Class	.67%
Actual		$1,000.00	$1,008.10	$3.39
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Advisor C Class	1.42%
Actual		$1,000.00	$1,004.30	$7.17
Hypothetical-C		$1,000.00	$1,018.05	$7.22
Fidelity Treasury Money Market Fund	.39%
Actual		$1,000.00	$1,009.50	$1.98
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Tax-Exempt Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,003.00	$4.80
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Daily Money Class	.70%
Actual		$1,000.00	$1,004.30	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,005.50	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Premium Class	.33%
Actual		$1,000.00	$1,006.10	$1.67
Hypothetical-C		$1,000.00	$1,023.54	$1.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Fidelity Treasury Money Market Fund
Capital Reserves Class	12/03/19	12/02/19	$0.00000
Daily Money Class	12/03/19	12/02/19	$0.00000
Advisor C Class	12/03/19	12/02/19	$0.00000
Fidelity Treasury Money Market Fund	12/03/19	12/02/19	$0.00000
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	12/03/19	12/02/19	$0.00050
Daily Money Class	12/03/19	12/02/19	$0.00048
Fidelity Tax-Exempt Money Market Fund	12/03/19	12/02/19	$0.00049
Premium Class	12/03/19	12/02/19	$0.00080

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Tax-Exempt Money Market Fund	$241,642

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Treasury Money Market Fund	28.31%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2019 to October 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Treasury Money Market Fund	$ 178,940,424

A percentage of the dividends distributed during the fiscal year for the following fund was free from federal income tax:

Fidelity Tax-Exempt Money Market Fund	100%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Money Market Fund
Fidelity Tax-Exempt Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Tax-Exempt Money Market Fund in November 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Tax-Exempt Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

Fidelity Treasury Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Premium Class of Fidelity Tax-Exempt Money Market Fund ranked below the competitive median for 2018, the retail class ranked equal to the competitive median for 2018, and the total expense ratio of each of Daily Money Class and Capital Reserves Class ranked above the competitive median for 2018.

The Board noted that the total expense ratio of the retail class of Fidelity Treasury Money Market Fund ranked below the competitive median for 2018 and the total expense ratio of each of Daily Money Class, Capital Reserves Class, and Advisor Class C ranked above the competitive median for 2018.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each class noted above was above the competitive median for 2018 due to its 12b-1 fees. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class of each fund, as applicable, ranked below the median. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2018 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class of Treasury Money Market Fund: 0.42%; and Premium Class of Tax-Exempt Money Market Fund: 0.43%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through February 29, 2020. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.33%, and 0.45% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and each fund's Amended and Restated Contracts should be approved.

DMFI-ANN-1219
1.538749.122

Item 2.

Code of Ethics

As of the end of the period, October 31, 2019, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,000	$2,700	$2,000	$1,500
Fidelity Treasury Money Market Fund	$39,000	$3,100	$2,000	$1,800

October 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$35,000	$2,900	$2,000	$1,700
Fidelity Treasury Money Market Fund	$41,000	$3,400	$2,900	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2019A	October 31, 2018A
Audit-Related Fees	$7,890,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2019A	October 31, 2018A
PwC	$12,555,000	$10,955,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2019